Shareholder Report, Holdings (Details)	May 31, 2025
C000129664 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000129664 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000129664 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129664 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129664 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129664 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129664 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129664 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129664 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129664 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129664 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000129664 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000129664 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129664 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129664 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129665 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000129665 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000129665 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000129665 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129665 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000129665 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129665 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129665 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129665 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129665 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129665 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000129665 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000129665 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129665 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000129665 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169043 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000169043 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169043 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169043 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000169043 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000169043 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169043 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169043 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169043 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000169043 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169043 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000169043 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000169043 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000169043 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000169043 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.10%